Capital commitments (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Capital Commitment [Line Items]
Total capital commitments	€ 5.6	€ 13.5
Property, plant and equipment
Capital Commitment [Line Items]
Total capital commitments	3.0	8.1
Intangible assets
Capital Commitment [Line Items]
Total capital commitments	€ 2.6	€ 5.4